Events After The Reporting Period - Additional Information (Details)																	12 Months Ended
	Jul. 02, 2021 CAD ($)	Feb. 01, 2021 CAD ($) ft²	Dec. 31, 2020 CAD ($) Options shares	Dec. 04, 2020 CAD ($)	Dec. 04, 2020 $ / shares shares	Nov. 11, 2020 CAD ($) ft²	Sep. 22, 2020 CAD ($)	Sep. 08, 2020	Aug. 31, 2020	Aug. 07, 2020 CAD ($)	Aug. 07, 2020 $ / shares shares	Jun. 17, 2020 $ / shares	Apr. 08, 2020	Jan. 22, 2020	Jan. 09, 2019	Dec. 22, 2017	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($) Options shares	Dec. 31, 2019 shares	Dec. 31, 2021 $ / shares	Oct. 19, 2021 $ / shares	Aug. 30, 2021 CAD ($)	Jul. 02, 2021 $ / shares shares	Mar. 11, 2021 CAD ($) shares	Feb. 24, 2021 USD ($) shares	Feb. 23, 2021 CAD ($) shares	Dec. 31, 2020 $ / shares	Aug. 13, 2020 $ / shares
Statement [Line Items]
Payment for finance lease deposit							$ 12,256
Finance Lease Commencement Date						Jun. 01, 2021	Jan. 01, 2021	Oct. 01, 2020	Sep. 01, 2020				Apr. 15, 2020	Sep. 01, 2020		Aug. 01, 2017
Finance Lease Expiration date						Mar. 01, 2021		Apr. 30, 2022	Feb. 28, 2026				Apr. 30, 2022		Jan. 09, 2022	Jul. 31, 2022
Estimated financial effect, contingent liabilities in business combination																														$ 350,000
Number of shares issued and fully paid | shares			474,686		3,778,900						6,555,000								474,686	474,686	474,686	474,686		474,686					5,594,750
Par value per share | $ / shares					$ 3.5						$ 1.3																$ 2		$ 3.7				$ 1.3	$ 2
Proceeds from issuing shares	$ 20,700,575			$ 13,226,150						$ 8,521,500
Number of share options granted in share-based payment arrangement																	5,380,625				4,792,806			4,580,000	1,513,500
Number of share options forfeited in share-based payment arrangement			120,000														489,725				95,500
Finance Lease Term															3 years	5 years
Area of Property | ft²						45,000
Gross lease liabilities			$ 11,978,837			$ 1,084,533											$ 29,655,483	$ 29,655,483	$ 11,978,837	$ 11,978,837	$ 11,978,837	$ 11,978,837		$ 11,978,837
Proceeds from exercise of warrants				$ 1,933,778													2,401,483			10,863,951
Common Stock ,conversion basis				one-half of one warrant						one-half of one
Class of warrant or right ,exercise price | $ / shares					$ 4.5						$ 2	$ 0.25
Marketing Services [Member]
Statement [Line Items]
Stock Issued During Period, Value, Issued for Services			34,303																	65,978
Later than one year and not later than two years [member]
Statement [Line Items]
Gross lease liabilities		$ 94,320	$ 872,234			$ 870,061	$ 44,975										$ 2,200,824	$ 2,200,824	$ 872,234	$ 872,234	$ 872,234	$ 872,234		$ 872,234
Later than three years and not later than five years [member]
Statement [Line Items]
Gross lease liabilities		100,608					$ 47,545
Bottom of range [member]
Statement [Line Items]
Number of shares issued and fully paid | shares			273,867														483,383	483,383	273,867	273,867	273,867	273,867		273,867
Par value per share | $ / shares																										$ 1.3							1.3
Exercise price of outstanding share options | $ / shares																																	5.72
Stock Options Expiry Date																			Jan. 04, 2024
Proceeds from exercise of warrants																	$ 2,415,983			$ 2,201,983
Class of warrant or right ,exercise price | $ / shares																		$ 2				$ 0.25
Top of range [member]
Statement [Line Items]
Number of shares issued and fully paid | shares			350,183														273,867	273,867	350,183	350,183	350,183	350,183		350,183
Par value per share | $ / shares																										4.5							4.5
Exercise price of outstanding share options | $ / shares																																	7.1
Stock Options Expiry Date																			Jan. 29, 2026
Proceeds from exercise of warrants																	$ 19,500			$ 19,500
Class of warrant or right ,exercise price | $ / shares																		$ 4.5				$ 4.5
Exercise prices ranging between 1.30 and 4.50 per share [Member]
Statement [Line Items]
Common Stock ,conversion basis																	one-half of one		one-half of one
Exercise prices ranging between 2.00 and 4.50 [Member]
Statement [Line Items]
Proceeds from exercise of warrants																	$ 5,000
Exercise prices ranging between 2.00 and 4.50 [Member] | Bottom of range [member]
Statement [Line Items]
Class of warrant or right ,exercise price | $ / shares																						2
Class of warrant or right ,Expiry date																	Feb. 07, 2022		Feb. 07, 2022
Exercise prices ranging between 2.00 and 4.50 [Member] | Top of range [member]
Statement [Line Items]
Class of warrant or right ,exercise price | $ / shares																						$ 4.5
Class of warrant or right ,Expiry date																	Jun. 04, 2022		Jun. 04, 2022
Ordinary shares [member]
Statement [Line Items]
Number of shares issued and fully paid | shares																	10,000	10,000
Par value per share | $ / shares																										1.31
Proceeds from issuing shares																	$ 118,099
Ordinary shares [member] | Exercise of stock options at 0.25 per share [Member]
Statement [Line Items]
Number of shares issued and fully paid | shares			2,341,500														188,000	188,000	2,341,500	2,341,500	2,341,500	2,341,500		2,341,500
Par value per share | $ / shares																										0.25							0.25
Ordinary shares [member] | Exercise of stock options at 1.74 per share [Member]
Statement [Line Items]
Number of shares issued and fully paid | shares			16,667														33,333	33,333	16,667	16,667	16,667	16,667		16,667
Par value per share | $ / shares																										$ 1.74							1.74
Cultured Nut Inc [Member]
Statement [Line Items]
Number of instruments or interests issued or issuable | shares																																139,676
Cash transferred																	$ 1,000,000	$ 1,000,000										$ 75,000				$ 925,000
Estimated financial effect, contingent liabilities in business combination																																$ 1,000,000
Lloyd James Marketing Group [Member]
Statement [Line Items]
Number of instruments or interests issued or issuable | shares																														62,329
Cash transferred																	$ 325,000	$ 325,000												$ 325,000
Events After Reporting Date [Member]
Statement [Line Items]
Payment for finance lease deposit		$ 60,784
Finance Lease Commencement Date		Feb. 01, 2021
Finance Lease Expiration date		Jan. 31, 2026
Finance Lease Term		5 years
Area of Property | ft²		6,288
Events After Reporting Date [Member] | Later than one year and not later than two years [member]
Statement [Line Items]
Gross lease liabilities		$ 94,320
Events After Reporting Date [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Gross lease liabilities		$ 100,608
Events After Reporting Date [Member] | Ordinary shares [member]
Statement [Line Items]
Proceeds from issuing shares																							$ 209,118
Events After Reporting Date [Member] | Ordinary shares [member] | Exercise of stock options at 0.25 per share [Member]
Statement [Line Items]
Number of shares issued and fully paid | shares			99,167																99,167	99,167	99,167	99,167		99,167
Par value per share | $ / shares																																	0.25
Events After Reporting Date [Member] | Ordinary shares [member] | Exercise of stock options at 1.74 per share [Member]
Statement [Line Items]
Par value per share | $ / shares																																	$ 1.74
Events After Reporting Date [Member] | Cultured Nut Inc [Member]
Statement [Line Items]
Number of instruments or interests issued or issuable | shares																															139,676
Cash transferred																															$ 1,000,000
Estimated financial effect, contingent liabilities in business combination																															$ 1,000,000
Events After Reporting Date [Member] | Lloyd James Marketing Group [Member]
Statement [Line Items]
Number of instruments or interests issued or issuable | shares																														62,329
Cash transferred																														$ 325,000
Estimated financial effect, contingent liabilities in business combination																														$ 350,000